Long-Term Debt (Summary of Aggregated Maturities of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Long-Term Debt [Abstract]
2014		$ 154
Remaining nine months of fiscal year 2014	113
2015	73	73
2016	9	9
Long-term Debt	$ 195	$ 236	$ 390